LOAN FROM CONTROLLING SHAREHOLDER	6 Months Ended
Jun. 30, 2024
Loan From Controlling Shareholder
LOAN FROM CONTROLLING SHAREHOLDER

13. LOAN FROM CONTROLLING SHAREHOLDER

The amount of loan from controlling shareholder is non-trade, unsecured, interest-free, and repayable on demand. The amount has been fully repaid by the Company during the year ended December 31, 2023.